                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02978

Morgan Stanley American Opportunities Fund
          (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
   (Address of principal executive offices)                           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley American Opportunities Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended December 31, 2005

Total Return for the 12 Months Ended December 31, 2005

Class A	Class B	Class C	Class D	Russell 1000® Growth Index[1]	Lipper Large-Cap Growth Funds Index[2]
14.21%	13.31%	13.35%	14.45%	5.26%	7.58%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

After rallying briskly in the final months of 2004, the stock market began 2005 on rockier ground. Stocks retreated amid profit taking and deteriorating investor sentiment. Investors grew increasingly apprehensive about soaring energy prices, inflationary pressures, the Federal Open Market Committee's (the Fed) interest rate tightenings, and the pace of economic growth. The misfortunes of the auto industry raised questions as to the strength of the U.S. economy. Sentiment was much improved by late spring, however. Encouraging economic data, increased consumer confidence, abating inflationary fears and generally good corporate earnings announcements boosted stocks, despite protracted highs in energy prices.

The markets entered choppier waters in August. Mixed economic data and additional increases in the federal funds rate unsettled investors. The Gulf Coast hurricanes sent oil prices spiking and heightened anxiety about the economy. However, as October wound to a close, the stock market showed signs of renewed optimism. Falling oil prices, better-than-expected economic data, the nomination of Ben Bernanke to head the Federal Reserve, and strengthening consumer trends lifted investor sentiment. Stocks continued to advance through November, buoyed by indications that the Fed might soon slow the pace of rate increases, encouraging consumer confidence data, continued declines in oil prices, strong retail trends (excluding the beleaguered auto industry), and acceptable housing data.

Stocks delivered a more muted performance in December as cross currents buffeted the market. Record gold prices, the ongoing struggles of the auto industry, an additional Fed tightening and trends in bond market yields rekindled concern. Yet, the market found positive signals as well. These included favorable productivity, employment and consumer confidence data; consolidation activity in the oil industry; corporate litigation developments; and notes from the Fed's meeting minutes which suggested that its tightening cycle could be nearer to an end.

Performance Analysis

Morgan Stanley American Opportunities Fund outperformed the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index for the 12 months ended December 31, 2005, assuming no deduction of applicable sales charges.

The Fund outperformed the Russell 1000 Growth Index due in large part to positive stock selection. Sector allocations were also beneficial. Positioning in the energy, financial services and consumer discretionary sectors contributed most to the Fund's returns versus its benchmark.

Within energy, stock selection in crude oil producers added significantly to relative performance. Exposure to the coal industry proved advantageous, as did the Fund's overall overweight to the energy sector versus the Russell index. Stock selection in the financial services sector also had a favorable impact on relative performance, driven primarily by stock selection in banks outside of New York, followed by financial information services and diversified financial services. Within consumer discretionary, stock selection in consumer electronics was a boon to relative performance. Stock selection in retail companies was beneficial as well. These positives more than offset the negative influence of an overweight to the sector, which lagged other areas of the market.

The Fund's return was tempered by its materials and processing holdings. Here, gold exposure was detrimental, as was a sector overweight. Consumer staples were another area of weakness. Stock

Investment Strategy

The Fund normally invests at least 65 percent of its assets in a diversified portfolio of common stocks (including depositary receipts). At least 80 percent of the Fund's assets are invested in securities issued by companies traded on a U.S. securities exchange or issued by the U.S. Government, its agencies or instrumentalities. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., follows a flexible investment program in seeking to achieve the Fund's investment objective. The Investment Adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. In this regard, the Investment Adviser studies company developments, including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Investment Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

selection in the drugs and grocery store chains industry and the soaps and household chemicals industry were principal detractors.

As of the close of the period, consumer discretionary was the largest sector weighting in the Fund, followed by healthcare and technology. The Fund's consumer discretionary position was overweighted versus the Russell benchmark, while healthcare and technology were underweighted versus the Index.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Google, Inc. (Class A)	6.1%
Ultra Petroleum Corp. (Canada)	5.1
UnitedHealth Group Inc.	4.5
eBay, Inc.	4.4
Apple Computer, Inc.	3.7
Sumitomo Mitsui Financial Group, Inc.	3.7
Yahoo!, Inc.	3.7
Target Corp.	3.7
Alcon, Inc. (Switzerland)	3.5
Monsanto Co.	3.2

TOP FIVE INDUSTRIES
Internet Software/Services	9.7%
Medical Specialties	7.3
Oil & Gas Production	6.8
Biotechnology	6.7
Computer Processing Hardware	6.2

Data as of December 31, 2005. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information
About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class B

Average Annual Total Returns — Period Ended December 31, 2005

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/27/80)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	AMOAX		AMOBX		AMOCX		AMODX
1 Year	14.21%	(3)	13.31%	(3)	13.35%	(3)	14.45%	(3)
	8.21	(4)	8.31	(4)	12.35	(4)	—
5 Years	(3.45)	(3)	(4.21)	(3)	(4.18)	(3)	(3.24)	(3)
	(4.48)	(4)	(4.59)	(4)	(4.18)	(4)	—
10 Years	—		7.30	(3)	—		—
	—		7.30	(4)	—		—
Since Inception	5.61	(3)	11.71	(3)	4.80	(3)	5.84	(3)
	4.93	(4)	11.71	(4)	4.80	(4)	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on December 31, 2005.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 – 12/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/05	12/31/05	07/01/05 – 12/31/05
Class A
Actual (15.92% return)	$1,000.00	$1,159.20	$5.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.14
Class B
Actual (15.46% return)	$1,000.00	$1,154.60	$9.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.33	$8.94
Class C
Actual (15.48% return)	$1,000.00	$1,154.80	$9.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.33	$8.94
Class D
Actual (16.04% return)	$1,000.00	$1,160.40	$4.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.87

*	Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.76%, 1.76% and 0.76% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley American Opportunities Fund

Portfolio of Investments December 31, 2005

NUMBER OF SHARES		VALUE
	Common Stocks (98.7%)
	Advertising/Marketing Services (2.3%)
834,756	Getty Images, Inc.*	$74,518,668
	Apparel/Footwear Retail (1.2%)
890,400	Chico's FAS, Inc.*	39,115,272
	Biotechnology (6.7%)
736,900	Amgen Inc.*	58,111,934
689,500	Genentech, Inc.*	63,778,750
652,300	Genzyme Corp.*	46,169,794
1,010,724	Gilead Sciences, Inc.*	53,194,404
		221,254,882
	Casino/Gaming (1.0%)
462,800	Station Casinos, Inc.	31,377,840
	Chemicals: Agricultural (4.4%)
1,356,250	Monsanto Co.	105,150,063
491,000	Potash Corp. of Saskatchewan, Inc. (Canada)	39,388,020
		144,538,083
	Coal (2.1%)
848,200	Peabody Energy Corp.	69,908,644
	Computer Processing Hardware (6.2%)
1,691,100	Apple Computer, Inc.*	121,573,179
2,703,250	Dell, Inc.*	81,070,468
		202,643,647
	Data Processing Services (1.1%)
767,800	CheckFree Corp.*	35,242,020
	Discount Stores (3.7%)
2,193,900	Target Corp.	120,598,683
	Electronics/Appliance Stores (1.7%)
1,281,550	Best Buy Co., Inc.	55,721,794
	Financial Publishing/ Services (2.3%)
1,229,700	Moody's Corp.	75,528,174
	Home Improvement Chains (1.8%)
1,423,700	Home Depot, Inc. (The)	$57,631,376
	Hotels/Resorts/Cruiselines (3.1%)
1,887,700	Carnival Corp. (Panama)	100,935,319
	Industrial Conglomerates (1.0%)
975,300	General Electric Co.	34,184,265
	Information Technology Services (0.8%)
509,100	Cognizant Technology Solutions Corp. (Class A)*	25,633,185
	Internet Software/Services (9.7%)
479,650	Google, Inc. (Class A)*	198,987,599
3,081,900	Yahoo!, Inc.*	120,748,842
		319,736,441
	Investment Banks/Brokers (4.4%)
60,000	Chicago Mercantile Exchange Holdings, Inc.	22,049,400
772,875	Goldman Sachs Group, Inc. (The)	98,703,866
1,591,800	Schwab (Charles) Corp. (The)	23,351,706
		144,104,972
	Major Banks (3.7%)
11,400	Sumitomo Mitsui Financial Group, Inc. (Japan)	120,762,712
	Major Telecommunications (2.9%)
4,062,419	Sprint Nextel Corp.	94,898,108
	Managed Health Care (4.4%)
2,351,100	UnitedHealth Group Inc.	146,097,354
	Medical Specialties (7.3%)
895,400	Alcon, Inc. (Switzerland)	116,043,840
494,000	Dade Behring Holdings, Inc.	20,199,660
218,800	INAMED Corp.*	19,184,384
1,100,500	Medtronic, Inc.	63,355,785
414,700	St. Jude Medical, Inc.*	20,817,940
		239,601,609

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Portfolio of Investments December 31, 2005 continued

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services (0.4%)
376,100	Bright Horizons Family Solutions, Inc.*	$13,934,505
	Multi-Line Insurance (1.2%)
445,400	Hartford Financial Services Group, Inc. (The)	38,255,406
	Oil & Gas Production (6.8%)
693,300	EnCana Corp. (Canada)	31,309,428
622,200	Southwestern Energy Co.*	22,361,868
3,017,500	Ultra Petroleum Corp. (Canada)*	168,376,500
		222,047,796
	Other Consumer Services (5.1%)
385,307	Apollo Group, Inc. (Class A)*	23,295,661
3,332,100	eBay, Inc.*	144,113,325
17,549	Homestore, Inc.*	89,500
		167,498,486
	Packaged Software (1.2%)
1,040,700	Adobe Systems, Inc.	38,464,272
	Personnel Services (2.0%)
1,647,400	Monster Worldwide, Inc.*	67,246,868
	Property – Casualty Insurers (1.0%)
11,511	Berkshire Hathaway, Inc. (Class B)*	33,790,540
	Semiconductors (5.2%)
3,524,000	Intel Corp.	87,959,040
1,486,500	Marvell Technology Group, Ltd. (Bermuda)*	83,377,785
		171,336,825
	Specialty Telecommunications (1.5%)
1,818,674	Crown Castle International Corp.*	48,940,517
	Telecommunication Equipment (0.5%)
828,400	Corning, Inc.*	16,286,344
	Wireless Telecommunications (2.0%)
2,236,200	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	$65,431,212
	Total Common Stocks (Cost $2,428,320,563)	3,237,265,819

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (1.7%)
Repurchase Agreement
$54,400	Joint repurchase agreement account 4.25% due 01/03/06 (dated 12/30/05; proceeds $54,425,689) (a) (Cost $54,400,000)	54,400,000

Total Investments (Cost $2,482,720,563) (b)	100.4%	3,291,665,819
Liabilities in Excess of Other Assets	(0.4)	(11,943,930)
Net Assets	100.0%	$3,279,721,889

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $2,486,087,616. The aggregate gross unrealized appreciation is $845,946,837 and the aggregate gross unrealized depreciation is $40,368,634, resulting in net unrealized appreciation of $805,578,203.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Summary of Investments December 31, 2005

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Internet Software/Services	$319,736,441	9.7%
Medical Specialties	239,601,609	7.3
Oil & Gas Production	222,047,796	6.8
Biotechnology	221,254,882	6.7
Computer Processing Hardware	202,643,647	6.2
Semiconductors	171,336,825	5.2
Other Consumer Services	167,498,486	5.1
Managed Health Care	146,097,354	4.4
Chemicals: Agricultural	144,538,083	4.4
Investment Banks/Brokers	144,104,972	4.4
Major Banks	120,762,712	3.7
Discount Stores	120,598,683	3.7
Hotels/Resorts/Cruiselines	100,935,319	3.1
Major Telecommunications	94,898,108	2.9
Financial Publishing/Services	75,528,174	2.3
Advertising/Marketing Services	74,518,668	2.3
Coal	69,908,644	2.1
Personnel Services	67,246,868	2.0
Wireless Telecommunications	65,431,212	2.0
Home Improvement Chains	$57,631,376	1.8%
Electronics/Appliance Stores	55,721,794	1.7
Repurchase Agreement	54,400,000	1.7
Specialty Telecommunications	48,940,517	1.5
Apparel/Footwear Retail	39,115,272	1.2
Packaged Software	38,464,272	1.2
Multi-Line Insurance	38,255,406	1.2
Data Processing Services	35,242,020	1.1
Industrial Conglomerates	34,184,265	1.0
Property – Casualty Insurers	33,790,540	1.0
Casino/Gaming	31,377,840	1.0
Information Technology Services	25,633,185	0.8
Telecommunication Equipment	16,286,344	0.5
Miscellaneous Commercial Services	13,934,505	0.4
	$3,291,665,819	100.4%

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2005

Assets:
Investments in securities, at value (cost $2,482,720,563)	$3,291,665,819
Cash	133,942
Receivable for:
Shares of beneficial interest sold	13,569,960
Dividends	1,725,376
Interest	12,844
Foreign withholding taxes reclaimed	6,304
Prepaid expenses and other assets	214,366
Total Assets	3,307,328,611
Liabilities:
Payable for:
Shares of beneficial interest redeemed	24,128,177
Distribution fee	1,538,302
Investment advisory fee	1,211,562
Administration fee	229,254
Transfer agent fee	173,197
Accrued expenses and other payables	326,230
Total Liabilities	27,606,722
Net Assets	$3,279,721,889
Composition of Net Assets:
Paid-in-capital	$5,996,362,382
Net unrealized appreciation	808,945,476
Accumulated net investment loss	(91,038)
Accumulated net realized loss	(3,525,494,931)
Net Assets	$3,279,721,889
Class A Shares:
Net Assets	$1,292,126,109
Shares Outstanding (unlimited authorized, $.01 par value)	46,330,609
Net Asset Value Per Share	$27.89
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset
value)	$29.44
Class B Shares:
Net Assets	$1,302,409,399
Shares Outstanding (unlimited authorized, $.01 par value)	49,818,273
Net Asset Value Per Share	$26.14
Class C Shares:
Net Assets	$126,506,008
Shares Outstanding (unlimited authorized, $.01 par value)	4,886,905
Net Asset Value Per Share	$25.89
Class D Shares:
Net Assets	$558,680,373
Shares Outstanding (unlimited authorized, $.01 par value)	19,594,401
Net Asset Value Per Share	$28.51

Statement of Operations

For the year ended December 31, 2005

Net Investment Loss:
Income
Dividends (net of $312,469 foreign withholding tax)	$21,628,619
Interest	2,517,832
Total Income	24,146,451
Expenses
Distribution fee (Class A shares)	2,329,421
Distribution fee (Class B shares)	17,772,675
Distribution fee (Class C shares)	1,268,640
Investment advisory fee	14,422,611
Transfer agent fees and expenses	7,857,983
Administration fee	2,733,929
Shareholder reports and notices	505,757
Custodian fees	139,350
Professional fees	89,658
Trustees' fees and expenses	50,932
Other	180,239
Total Expenses	47,351,195
Net Investment Loss	(23,204,744)
Net Realized and Unrealized Gain:
Net Realized Gain/Loss on:
Investments	178,226,186
Foreign exchange transactions	(286,422)
Net Realized Gain	177,939,764
Net Change in Unrealized Appreciation/Depreciation on:
Investments	245,165,191
Translation of other assets and liabilities denominated in foreign currencies	(9,843)
Net Appreciation	245,155,348
Net Gain	423,095,112
Net Increase	$399,890,368

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(23,204,744)	$(12,364,509)
Net realized gain	177,939,764	328,723,464
Net change in unrealized appreciation	245,155,348	(30,924,233)
Net Increase	399,890,368	285,434,722
Net decrease from transactions in shares of beneficial interest	(1,127,747,583)	(1,437,633,024)
Net Decrease	(727,857,215)	(1,152,198,302)
Net Assets:
Beginning of period	4,007,579,104	5,159,777,406
End of Period (Including accumulated net investment losses of $91,038 and $92,779, respectively)	$3,279,721,889	$4,007,579,104

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2005

1.   Organization and Accounting Policies

Morgan Stanley American Opportunities Fund (the ‘‘Fund") is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is capital growth consistent with an effort to reduce volatility. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and was reorganized as a Massachusetts business trust on April 6, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2005 continued

trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and

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Notes to Financial Statements December 31, 2005 continued

losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.345% to the portion of the daily net assets in excess of $4.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan’s inception; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2005 continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $53,738,551 at December 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,037, $3,980,262 and $13,077, respectively and received $111,378 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2005, aggregated $2,180,563,059 and $3,284,154,169, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $11,398,047 and $9,288,315, respectively, including a net realized gain of $1,566,210.

For the year ended December 31, 2005, the Fund incurred brokerage commissions of $520,952 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2005 continued

voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,339. At December 31, 2005, the Fund had an accrued pension liability of $85,952 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2005, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(3,522,127,485)
Temporary differences	(91,431)
Net unrealized appreciation	805,578,423
Total accumulated losses	$(2,716,640,493)

*During the year ended December 31, 2005, the Fund utilized $170,811,494 of its net capital loss carryforward. As of December 31, 2005, the Fund had a net capital loss carryforward of $3,522,127,485 of which $30,811,713 will expire on December 31, 2008, $2,265,388,652 will expire on December 31, 2009 and $1,225,927,120 will expire on December 31, 2010 to offset future capital gains to the extent provided by regulations.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2005 continued

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $23,930,054, accumulated net realized loss was credited $723,569 and accumulated net investment loss was credited $23,206,485.

6.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2005 continued

7.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2005		FOR THE YEAR ENDED DECEMBER 31, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,366,195	$33,994,427	2,335,766	$52,316,549
Conversion from Class B	47,362,373	1,082,837,784	—	—
Redeemed	(13,035,004)	(326,922,331)	(4,541,282)	(102,875,168)
Net increase (decrease) – Class A	35,693,564	789,909,880	(2,205,516)	(50,558,619)
CLASS B SHARES
Sold	1,433,568	33,524,479	3,019,869	64,996,475
Conversion to Class A	(50,278,216)	(1,082,837,784)	—	—
Redeemed	(29,956,659)	(685,772,284)	(58,462,641)	(1,253,590,514)
Net decrease – Class B	(78,801,307)	(1,735,085,589)	(55,442,772)	(1,188,594,039)
CLASS C SHARES
Sold	251,556	5,848,990	451,006	9,580,261
Redeemed	(2,111,004)	(48,377,586)	(3,003,223)	(63,766,540)
Net decrease – Class C	(1,859,448)	(42,528,596)	(2,552,217)	(54,186,279)
CLASS D SHARES
Sold	2,151,352	53,845,183	3,943,420	90,709,288
Redeemed	(7,692,473)	(193,888,461)	(10,217,447)	(235,003,375)
Net decrease – Class D	(5,541,121)	(140,043,278)	(6,274,027)	(144,294,087)
Net decrease in Fund	(50,508,312)	$(1,127,747,583)	(66,474,532)	$(1,437,633,024)

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment

Morgan Stanley American Opportunities Fund

Notes to Financial Statements December 31, 2005 continued

Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund’s financial statements for the effect, if any, of this matter.

Morgan Stanley American Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31
	2005	2004	2003	2002	2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$24.42	$22.55	$18.88	$24.36	$33.77
Income (loss) from investment operations:
Net investment income (loss)‡	(0.08)	0.07	0.03	0.04	0.18
Net realized and unrealized gain (loss)	3.55	1.80	3.64	(5.52)	(9.17)
Total income (loss) from investment
operations	3.47	1.87	3.67	(5.48)	(8.99)
Less distributions from net realized gain	—	—	—	—	(0.42)
Net asset value, end of period	$27.89	$24.42	$22.55	$18.88	$24.36
Total Return†	14.21%	8.29%	19.44%	(22.50)%	(26.72)%
Ratios to Average Net Assets(1):
Expenses	1.01%	0.97%	0.91%	0.89%	0.81%
Net investment income (loss)	(0.30)%	0.29%	0.14%	0.19%	0.68%
Supplemental Data:
Net assets, end of period, in thousands	$1,292,126	$259,778	$289,619	$224,296	$298,624
Portfolio turnover rate	65%	131%	264%	306%	380%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31
	2005	2004	2003	2002	2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$23.07	$21.47	$18.12	$23.56	$32.94
Income (loss) from investment operations:
Net investment loss‡	(0.24)	(0.10)	(0.13)	(0.12)	(0.03)
Net realized and unrealized gain (loss)	3.31	1.70	3.48	(5.32)	(8.93)
Total income (loss) from investment operations	3.07	1.60	3.35	(5.44)	(8.96)
Less distributions from net realized gain	—	—	—	—	(0.42)
Net asset value, end of period	$26.14	$23.07	$21.47	$18.12	$23.56
Total Return†	13.31%	7.45%	18.49%	(23.09)%	(27.30)%
Ratios to Average Net Assets(1):
Expenses	1.76%	1.73%	1.71%	1.67%	1.61%
Net investment loss	(1.05)%	(0.47)%	(0.66)%	(0.59)%	(0.12)%
Supplemental Data:
Net assets, end of period, in millions	$1,302	$2,968	$3,952	$3,886	$6,192
Portfolio turnover rate	65%	131%	264%	306%	380%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31
	2005	2004	2003	2002	2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$22.84	$21.25	$17.93	$23.31	$32.58
Income (loss) from investment operations:
Net investment loss‡	(0.24)	(0.10)	(0.13)	(0.11)	(0.03)
Net realized and unrealized gain (loss)	3.29	1.69	3.45	(5.27)	(8.82)
Total income (loss) from investment operations	3.05	1.59	3.32	(5.38)	(8.85)
Less distributions from net realized gain	—	—	—	—	(0.42)
Net asset value, end of period	$25.89	$22.84	$21.25	$17.93	$23.31
Total Return†	13.35%	7.48%	18.52%	(23.08)%	(27.29)%
Ratios to Average Net Assets(1):
Expenses	1.73%	1.71%	1.71%	1.59%	1.61%
Net investment loss	(1.02)%	(0.45)%	(0.66)%	(0.51)%	(0.12)%
Supplemental Data:
Net assets, end of period, in thousands	$126,506	$154,078	$197,578	$154,426	$227,574
Portfolio turnover rate	65%	131%	264%	306%	380%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31
	2005	2004	2003	2002	2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$24.91	$22.95	$19.18	$24.69	$34.15
Income (loss) from investment operations:
Net investment income (loss)‡	(0.01)	0.13	0.07	0.09	0.23
Net realized and unrealized gain (loss)	3.61	1.83	3.70	(5.60)	(9.27)
Total income (loss) from investment operations	3.60	1.96	3.77	(5.51)	(9.04)
Less distributions from net realized gain	—	—	—	—	(0.42)
Net asset value, end of period	$28.51	$24.91	$22.95	$19.18	$24.69
Total Return†	14.45%	8.54%	19.66%	(22.32)%	(26.56)%
Ratios to Average Net Assets(1):
Expenses	0.76%	0.73%	0.71%	0.67%	0.61%
Net investment income (loss)	(0.05)%	0.53%	0.34%	0.41%	0.88%
Supplemental Data:
Net assets, end of period, in thousands	$558,680	$626,205	$720,903	$458,680	$431,754
Portfolio turnover rate	65%	131%	264%	306%	380%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley American Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley American Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley American Opportunities Fund (the ‘‘Fund’’), including the portfolio of investments, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley American Opportunities Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 21, 2006

Morgan Stanley American Opportunities Fund

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.
Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None.
James F. Higgins (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (66) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	Since May 2003	President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2004); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001-July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.
J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Since February 2006	Managing Director and Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.
Dennis F. Shea (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and Chief Investment Officer − Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (50) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000) of the Investment Adviser and the Administrator; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; previously Secretary (1997-2006) and Director (1997-2005) of the Investment Adviser and the Administrator; and Secretary and Director of the Distributor (1997-2005).

Morgan Stanley American Opportunities Fund

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Amy R. Doberman (43) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director (since July 2004) and Secretary (since February 2006) of Morgan Stanley Investment Management Inc. and the Investment Adviser; Managing Director and Secretary of the Distributor (since February 2006); Managing Director (since February 2005) and Secretary (since February 2006) of the Administrator; Vice President of the Institutional and Retail Funds (since July 2004); various positions with the Van Kampen Funds and certain of their service providers; previously, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management Inc. (since October 2004); Managing Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.
Stefanie V. Chang (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); various positions with the Van Kampen Funds; formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and the Administrator (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003); Vice President of the Investment Adviser and the Administrator (August 2000-November 2001).
Thomas F. Caloia (59) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Adviser, the Distributor and the Administrator; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

37920RPT-RA06-00107P-Y12/05	MORGAN STANLEY FUNDS
Morgan Stanley American Opportunities Fund Annual Report December 31, 2005

Item 2.  Code of Ethics.

(a)      The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)      The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2) Not applicable.

        (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

 2005
                                              REGISTRANT     COVERED ENTITIES(1)
   AUDIT FEES........................         $ 44,991       N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES......         $    540(2)    $ (2)
             TAX FEES..................       $  4,906(3)    $ (4)
             ALL OTHER FEES...........        $ -            $ -
   TOTAL NON-AUDIT FEES..........             $  5,446       $

   TOTAL..............................        $ 50,437       $

 2004
                                              REGISTRANT     COVERED ENTITIES(1)
   AUDIT FEES........................         $ 42,853       N/A

   NON-AUDIT FEES
             AUDIT-RELATED FEES.....          $    452(2)    $ 3,746,495(2)
             TAX FEES.................        $  5,550(3)    $    79,800(4)
             ALL OTHER FEES...........        $ -            $ -  (5)
   TOTAL NON-AUDIT FEES.........              $  6,002       $ 3,826,295

   TOTAL..............................        $ 48,855       $ 3,826,295

   N/A- Not applicable, as not required by Item 4.

      (1)   Covered Entities include the Adviser (excluding
            sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
      (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
            Entities' and funds advised by the Adviser or its
            affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
      (3)   Tax Fees represent tax compliance, tax planning and tax
            advice services provided in connection with the preparation and review of the Registrant's tax returns.
      (4)   Tax Fees represent tax compliance, tax planning and tax
            advice services provided in connection with the review of
            Covered Entities' tax returns.
      (5)   All other fees represent project management for future
            business applications and improving business and operational processes.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

 1.  STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

------------------------
(1)      This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
         and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

 2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

 3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

 6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

 7.  PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

 8.  PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

 9.  ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

 10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley American Opportunities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o    compliance with applicable laws and governmental rules and regulations;

         o    prompt internal reporting of violations of the Code to an
              appropriate person or persons identified in the Code; and

         o    accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
              Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

                                       13

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

-------------------
(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

              policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                               SEPTEMBER 20, 2005

RETAIL FUNDS

OPEN-END RETAIL FUNDS

    TAXABLE MONEY MARKET FUNDS
    --------------------------

1.  Active Assets Government Securities Trust ("AA Government")
2.  Active Assets Institutional Government Securities Trust ("AA Institutional
    Government")
3.  Active Assets Institutional Money Trust ("AA Institutional Money")
4.  Active Assets Money Trust ("AA Money")
5.  Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.  Morgan Stanley U.S. Government Money Market Trust ("Government Money")

    TAX-EXEMPT MONEY MARKET FUNDS
    -----------------------------

7.  Active Assets California Tax-Free Trust ("AA California")
8.  Active Assets Tax-Free Trust ("AA Tax-Free")
9.  Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
    Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

    EQUITY FUNDS

12. Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13. Morgan Stanley Allocator Fund ("Allocator Fund")+
14. Morgan Stanley American Opportunities Fund ("American Opportunities")+
15. Morgan Stanley Biotechnology Fund ("Biotechnology Fund")+
16. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
17. Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
18. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
19. Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
20. Morgan Stanley European Equity Fund Inc. ("European Equity")+
21. Morgan Stanley Financial Services Trust ("Financial Services")+
22. Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
23. Morgan Stanley Global Advantage Fund ("Global Advantage")+
24. Morgan Stanley Global Dividend Growth Securities ("Global Dividend Growth")+

                                       17

25. Morgan Stanley Global Utilities Fund ("Global Utilities")+
26. Morgan Stanley Growth Fund ("Growth Fund")+
27. Morgan Stanley Health Sciences Trust ("Health Sciences")+
28. Morgan Stanley Income Builder Fund ("Income Builder")+
29. Morgan Stanley Information Fund ("Information Fund")+
30. Morgan Stanley International Fund ("International Fund")+
31. Morgan Stanley International SmallCap Fund ("International SmallCap")+
32. Morgan Stanley International Value Equity Fund ("International Value")+
33. Morgan Stanley Japan Fund ("Japan Fund")+
34. Morgan Stanley KLD Social Index Fund ("KLD Social Index")+
35. Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
36. Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
        o   Domestic Portfolio
37. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
38. Morgan Stanley Natural Resource Development Securities Inc. ("Natural
    Resource")+
39. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
40. Morgan Stanley Real Estate Fund ("Real Estate")+
41. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
42. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
43. Morgan Stanley Special Growth Fund ("Special Growth")+
44. Morgan Stanley Special Value Fund ("Special Value")+
45. Morgan Stanley Total Market Index Fund ("Total Market Index")+
46. Morgan Stanley Total Return Trust ("Total Return")+
47. Morgan Stanley Utilities Fund ("Utilities Fund")+
48. Morgan Stanley Value Fund ("Value Fund")+

    BALANCED FUNDS
    --------------

49. Morgan Stanley Balanced Growth Fund ("Balanced Growth")+
50. Morgan Stanley Balanced Income Fund ("Balanced Income")+

    ASSET ALLOCATION FUND
    ---------------------

51. Morgan Stanley Strategist Fund ("Strategist Fund")+

    TAXABLE FIXED-INCOME FUNDS
    --------------------------

52. Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
53. Morgan Stanley Flexible Income Trust ("Flexible Income")+
54. Morgan Stanley Income Trust ("Income Trust")+
55. Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
56. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
57. Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
58. Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
    Treasury")
59. Morgan Stanley Total Return Income Securities Fund ("Total Return Income")+

                                       18

60. Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

    TAX-EXEMPT FIXED-INCOME FUNDS
    -----------------------------

61. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
62. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
63. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
64. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

    SPECIAL PURPOSE FUNDS
    ---------------------

65. Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

      o  American Opportunities Portfolio
      o  Balanced Growth Portfolio
      o  Capital Opportunities Portfolio
      o  Developing Growth Portfolio
      o  Dividend Growth Portfolio
      o  Equally-Weighted S&P 500 Portfolio
      o  Flexible Income Portfolio
      o  Global Equity Portfolio
      o  Growth Portfolio
      o  Money Market Portfolio
      o  Utilities Portfolio

66. Morgan Stanley Variable Investment Series ("Variable Investment")

      o  Aggressive Equity Portfolio
      o  Dividend Growth Portfolio
      o  Equity Portfolio
      o  European Growth Portfolio
      o  Global Advantage Portfolio
      o  Global Dividend Growth Portfolio
      o  High Yield Portfolio
      o  Income Builder Portfolio
      o  Information Portfolio
      o  Limited Duration Portfolio
      o  Money Market Portfolio
      o  Quality Income Plus Portfolio
      o  S&P 500 Index Portfolio
      o  Strategist Portfolio
      o  Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

                                       19

67. Morgan Stanley Government Income Trust ("Government Income")
68. Morgan Stanley Income Securities Inc. ("Income Securities")
69. Morgan Stanley Prime Income Trust ("Prime Income")

    TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
    ----------------------------------------

70. Morgan Stanley California Insured Municipal Income Trust ("California
    Insured Municipal")
71. Morgan Stanley California Quality Municipal Securities ("California Quality
    Municipal")
72. Morgan Stanley Insured California Municipal Securities ("Insured California
    Securities")
73. Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
74. Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
75. Morgan Stanley Insured Municipal Securities ("Insured Municipal Securities")
76. Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
77. Morgan Stanley Municipal Income Opportunities Trust ("Municipal
    Opportunities")
78. Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
    Opportunities II")
79. Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
    Opportunities III")
80. Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
81. Morgan Stanley New York Quality Municipal Securities ("New York Quality
    Municipal")
82. Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
83. Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
    Investment")
84. Morgan Stanley Quality Municipal Securities ("Quality Municipal Securities")

+-  Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1. Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

   Active Portfolios:
      o  Active International Allocation Portfolio
      o  Emerging Markets Portfolio
      o  Emerging Markets Debt Portfolio
      o  Equity Growth Portfolio
      o  European Real Estate Portfolio
      o  Focus Equity Portfolio
      o  Global Franchise Portfolio

                                       20

      o  Global Value Equity Portfolio
      o  International Equity Portfolio
      o  International Magnum Portfolio
      o  International Small Cap Portfolio
      o  Money Market Portfolio
      o  Municipal Money Market Portfolio
      o  Small Company Growth Portfolio
      o  U.S. Real Estate Portfolio
      o  Value Equity Portfolio

    Inactive Portfolios*:

      o  China Growth Portfolio
      o  Gold Portfolio
      o  Large Cap Relative Value Portfolio
      o  MicroCap Portfolio
      o  Mortgage-Backed Securities Portfolio
      o  Municipal Bond Portfolio
      o  U.S. Equity Plus Portfolio

2.  Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

    Active Portfolios:

      o  Advisory Foreign Fixed Income II Portfolio
      o  Advisory Foreign Fixed Income Portfolio
      o  Advisory Mortgage Portfolio
      o  Balanced Portfolio
      o  Core Plus Fixed Income Portfolio
      o  Equity Portfolio
      o  High Yield Portfolio
      o  Intermediate Duration Portfolio
      o  International Fixed Income Portfolio
      o  Investment Grade Fixed Income Portfolio
      o  Limited Duration Portfolio
      o  Mid-Cap Growth Portfolio
      o  Municipal Portfolio
      o  U.S. Core Fixed Income Portfolio
      o  U.S. Mid-Cap Value Portfolio
      o  U.S. Small-Cap Value Portfolio
      o  Value Portfolio

---------------
* Have not commenced or have ceased operations

                                       21

    Inactive Portfolios*:

      o  Balanced Plus Portfolio
      o  Growth Portfolio
      o  Investment Grade Credit Advisory Portfolio
      o  Mortgage Advisory Portfolio
      o  New York Municipal Portfolio
      o  Targeted Duration Portfolio
      o  Value II Portfolio

3.  The Universal Institutional Funds, Inc. ("Universal Funds")

    Active Portfolios:

      o  Core Plus Fixed Income Portfolio
      o  Emerging Markets Debt Portfolio
      o  Emerging Markets Equity Portfolio
      o  Equity and Income Portfolio
      o  Equity Growth Portfolio
      o  Global Franchise Portfolio
      o  Global Value Equity Portfolio
      o  High Yield Portfolio
      o  International Magnum Portfolio
      o  Mid-Cap Growth Portfolio
      o  Money Market Portfolio
      o  Small Company Growth Portfolio
      o  Technology Portfolio
      o  U.S. Mid-Cap Value Portfolio
      o  U.S. Real Estate Portfolio
      o  Value Portfolio

    Inactive Portfolios*:

      o  Balanced Portfolio
      o  Capital Preservation Portfolio
      o  Core Equity Portfolio
      o  International Fixed Income Portfolio
      o  Investment Grade Fixed Income Portfolio
      o  Latin American Portfolio
      o  Multi-Asset Class Portfolio
      o  Targeted Duration Portfolio

4.  Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

                                       22

    Active Portfolios:

      o  Government Portfolio
      o  Money Market Portfolio
      o  Prime Portfolio
      o  Tax-Exempt Portfolio
      o  Treasury Portfolio

    Inactive Portfolios*:

      o  Government Securities Portfolio
      o  Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.  Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.  Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.  Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.  Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.  Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10. Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11. The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12  The Malaysia Fund, Inc. ("Malaysia Fund")
13. The Thai Fund, Inc. ("Thai Fund")
14. The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END FUND OF HEDGE FUNDS

15. Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS

1.  Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS

1.  Morgan Stanley Absolute Return Fund
2.  Morgan Stanley Institutional Fund of Hedge Funds II

-------------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley American
     Opportunities Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2006
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial  Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2006                            /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

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                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley American Opportunities Fund

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2006                            /s/ Francis Smith
                                                  ----------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley American Opportunities Fund and will be retained by
Morgan Stanley American Opportunities Fund and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       31